Document and Entity Information	6 Months Ended
Mar. 31, 2012
Amendment Description	EXPLANATORY NOTE This Registration Statement registers the resale by shareholders of 2,380,000 shares of our Common Stock. That amount includes (i) 980,000 new shares that are not covered by any Registration Statement and (ii) 1,400,000 shares registered pursuant to Registration Statement on Form S-1 No. 333-175466 declared effective October 28, 2011. We are including the 1,400,000 previously registered shares to this Registration Statement, because the Prospectus in the prior Registration Statement is no longer current. Upon effectiveness of this Registration Statement, we plan to file a Post-Effective Amendment to terminate the Registration Statement on Form S-1 No. 333-175466 declared effective October 28, 2011.
Entity Registrant Name	NEXT FUEL, INC.
Entity Central Index Key	0001422949
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Jun. 27, 2012
Amendment Flag	true
Document Fiscal Year Focus	2012